Provisions for Retirement Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Provisions for Retirement Benefit Obligations
Schedule of assumptions used to measure Retirement Benefit Obligations

	As of December 31,
Variables	2019		2020		2021
Retirement age	65	years	65	years	65	years
Payroll taxes	41.41%		41.41%		41.41%
Salary growth rate	2%		2%		2%
Discount rate	0.70%		0.35%		1.00%
Mortality table	TGH/TGF 05		TGH/TGF 05		TGH/TGF 05

Schedule of provision recorded in respect of defined benefit schemes at the end of each reporting period

	As of
	December 31,
(in thousands of euros)	2019	2020	2021
Retirement benefit obligations	1,127	1,385	1,429
Obligation	1,127	1,385	1,429

Schedule of change in the provision recorded in respect of defined benefit schemes

	Year ended
	December 31
(in thousands of euros)	2019	2020	2021
Provision at beginning of period	(1,029)	(1,127)	(1,385)
Other changes	—	—	75
Expense for the period	(1)	(209)	(200)
Actuarial gains or losses recognized in other comprehensive income	(96)	(49)	82
Provision at end of period	(1,127)	(1,385)	(1,429)

Schedule of expense recognized in the statement of income (loss)

	Year ended
	December 31,
(in thousands of euros)	2019	2020	2021
Service cost for the period	(195)	(202)	(224)
Interest cost for the period	(16)	(8)	(5)
Benefits for the period	53	—	29
Plan curtailments and modifications	157	—	—
Total	(1)	(209)	(200)

Schedule of actuarial gains and losses recognized in comprehensive income

	Year ended
	December 31,
(in thousands of euros)	2019	2020	2021
Demographic changes	32	14	(27)
Changes in actuarial assumptions	(129)	(63)	109
Total	(96)	(49)	82

Schedule of sensitivity analysis

In thousands
December 31, 2019	of euros
Benefit obligation at December 31, 2019 at 0.45%	1,168
Benefit obligation at December 31, 2019 at 0.70%	1,127
Benefit obligation at December 31, 2019 at 0.95%	1,088

In thousands
December 31, 2020	of euros
Benefit obligation at December 31, 2020 at 0.10%	1,433
Benefit obligation at December 31, 2020 at 0.35%	1,385
Benefit obligation at December 31, 2020 at 0.60%	1,340

In thousands
December 31, 2021	of euros
Benefit obligation at December 31, 2021 at 0.75%	1,471
Benefit obligation at December 31, 2021 at 1.00%	1,429
Benefit obligation at December 31, 2021 at 1.25%	1,389